NOTE 22. VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of Variable Interest Entities
	December 31,
	2012	2011

Total assets	$237,875	$316,282
Total liabilities	83,221	170,124

	Years Ended December 31,
	2012	2011	2010

Revenues	$34,946	$118,456	$305,842
Net income	4,786	27,993	25,454